CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Share Capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive income [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 798	$ 164	$ 1,956	$ 359	$ 902	$ 634	$ 4,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	3	20					23
Purchase of treasury shares	(4)	(38)					(42)
Employee stock options issued		11					11
Issuance of shares	27	292				289	608
Induced conversion of convertible bonds	62	647					709
Convertible loan-equity portion		121					121
Other comprehensive income				(36)		(7)	(43)
Foreign exchange differences							27
Change in unrealized loss on interest rate swaps in VIEs							(11)
Step-up acquisition of Scorpion					(13)	13	0
Contribution by non-controlling interest						282	282
Paid to non-controlling interest						(292)	(292)
Dividend paid					(990)		(990)
Dividend paid to non controlling interest in VIE						(435)	(435)
Net income					1,117	55	1,172
Balance at Dec. 31, 2010	886	1,217	1,956	323	1,016	539	5,937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	1	20					21
Purchase of treasury shares	(5)	(120)				(5)	(130)
Employee stock options issued		10					10
Induced conversion of convertible bonds	53	674					727
Other comprehensive income							(298)
(Un)realized gain/loss on marketable securities				(291)			(291)
Foreign exchange differences				28		10	38
Change in actuarial gain (losses) relating to pension				(3)			(3)
Costs related to capital increase in subsidiary		(7)					(7)
Change in unrealized loss on interest rate swaps in VIEs						20	20
Change in unrealized loss on interest rate swaps in subsidiaries				1			1
Establishment of non-controlling interest		307				118	425
Dividend paid					(1,423)	(17)	(1,440)
Dividend paid to non controlling interest in VIE						(23)	(23)
Shares purchased from non controlling interests		(4)				(68)	(72)
Deconsolidation of subsidiaries				(63)		(330)	(393)
Net income					1,401	81	1,482
Balance at Dec. 31, 2011	935	2,097	1,956	(5)	994	325	6,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	3	12					15
Employee stock options issued		8					8
Other comprehensive income				199		14	213
Foreign exchange differences							13
Private placement in subsidiary		84				66	150
Costs related to capital increase in subsidiary		(3)					(3)
Change in unrealized loss on interest rate swaps in VIEs							20
Establishment of non-controlling interest		134				69	203
Dividend paid					(2,019)	(50)	(2,069)
Net income					1,108	97	1,205
Balance at Dec. 31, 2012	$ 938	$ 2,332	$ 1,956	$ 194	$ 83	$ 521	$ 6,024